Nature of Operations and Significant Accounting Policies - Cumulative effect adjustment to retained earnings and AOCI (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Recent Accounting Pronouncements
Increase (Decrease) Retained earnings, After-Tax	$ 5,247.3	$ 4,922.0	$ 5,907.7
Increase (Decrease) Accumulated other comprehensive income, After-Tax	$ (3,170.5)	$ (3,128.7)	$ (4,574.7)
Cumulative effect adjustment | Adjustment for reversal of unrealized gain (loss) from AOCI | DAC and other actuarial balances
Recent Accounting Pronouncements
Increase (Decrease) Accumulated other comprehensive income, Pre-Tax				$ 421.5
Increase (Decrease) Accumulated other comprehensive income, Tax				(88.5)
Increase (Decrease) Accumulated other comprehensive income, After-Tax				333.0
Cumulative effect adjustment | Adjustment for reversal of unrealized gain (loss) from AOCI | Reinsurance recoverables
Recent Accounting Pronouncements
Increase (Decrease) Accumulated other comprehensive income, Pre-Tax				(45.5)
Increase (Decrease) Accumulated other comprehensive income, Tax				9.5
Increase (Decrease) Accumulated other comprehensive income, After-Tax				(36.0)
Cumulative effect adjustment | Adjustment for reversal of unrealized gain (loss) from AOCI | Liability for future policy benefits
Recent Accounting Pronouncements
Increase (Decrease) Accumulated other comprehensive income, Pre-Tax				1,330.7
Increase (Decrease) Accumulated other comprehensive income, Tax				(279.3)
Increase (Decrease) Accumulated other comprehensive income, After-Tax				1,051.4
Cumulative effect adjustment | Adjustment under the modified retrospective approach | Reinsurance recoverables
Recent Accounting Pronouncements
Increase (Decrease) Retained earnings, Pre-Tax				31.4
Increase (Decrease) Retained earnings, Tax				(6.6)
Increase (Decrease) Retained earnings, After-Tax				24.8
Cumulative effect adjustment | Adjustment under the modified retrospective approach | Liability for future policy benefits
Recent Accounting Pronouncements
Increase (Decrease) Retained earnings, Pre-Tax				(39.5)
Increase (Decrease) Retained earnings, Tax				8.2
Increase (Decrease) Retained earnings, After-Tax				(31.3)
Cumulative effect adjustment | Effect of remeasurement at the current discount rate | Reinsurance recoverables
Recent Accounting Pronouncements
Increase (Decrease) Accumulated other comprehensive income, Pre-Tax				201.8
Increase (Decrease) Accumulated other comprehensive income, Tax				(42.4)
Increase (Decrease) Accumulated other comprehensive income, After-Tax				159.4
Cumulative effect adjustment | Effect of remeasurement at the current discount rate | Liability for future policy benefits
Recent Accounting Pronouncements
Increase (Decrease) Accumulated other comprehensive income, Pre-Tax				(6,947.1)
Increase (Decrease) Accumulated other comprehensive income, Tax				1,458.9
Increase (Decrease) Accumulated other comprehensive income, After-Tax				(5,488.2)
Cumulative effect adjustment | Cumulative effect of amortization basis change | Cost of reinsurance asset (liability)
Recent Accounting Pronouncements
Increase (Decrease) Retained earnings, Pre-Tax				(9.0)
Increase (Decrease) Retained earnings, Tax				1.9
Increase (Decrease) Retained earnings, After-Tax				(7.1)
Cumulative effect adjustment | Adjustment of unrealized loss in AOCI | Cost of reinsurance asset (liability)
Recent Accounting Pronouncements
Increase (Decrease) Accumulated other comprehensive income, Pre-Tax				16.1
Increase (Decrease) Accumulated other comprehensive income, Tax				(3.4)
Increase (Decrease) Accumulated other comprehensive income, After-Tax				12.7
Cumulative effect adjustment | Cumulative effect of changes in the nonperformance risk between the original contract issue date and the transition date | Market risk benefits
Recent Accounting Pronouncements
Increase (Decrease) Accumulated other comprehensive income, Pre-Tax				(4.8)
Increase (Decrease) Accumulated other comprehensive income, Tax				1.0
Increase (Decrease) Accumulated other comprehensive income, After-Tax				(3.8)
Cumulative effect adjustment | Adjustments to the host contract for differences between previous carrying amount and measurement of the MRB | Market risk benefits
Recent Accounting Pronouncements
Increase (Decrease) Retained earnings, Pre-Tax				20.9
Increase (Decrease) Retained earnings, Tax				(4.4)
Increase (Decrease) Retained earnings, After-Tax				16.5
Cumulative effect adjustment | Retained earnings adjustment for the valuation of contracts as MRBs (exclusive of nonperformance risk changes) | Market risk benefits
Recent Accounting Pronouncements
Increase (Decrease) Retained earnings, Pre-Tax				(258.8)
Increase (Decrease) Retained earnings, Tax				54.4
Increase (Decrease) Retained earnings, After-Tax				(204.4)
Cumulative effect adjustment | Reclassification of nonperformance risk changes between retained earnings and AOCI | Market risk benefits
Recent Accounting Pronouncements
Increase (Decrease) Retained earnings, Pre-Tax				102.0
Increase (Decrease) Retained earnings, Tax				(21.4)
Increase (Decrease) Retained earnings, After-Tax				80.6
Increase (Decrease) Accumulated other comprehensive income, Pre-Tax				(102.0)
Increase (Decrease) Accumulated other comprehensive income, Tax				21.4
Increase (Decrease) Accumulated other comprehensive income, After-Tax				(80.6)
ASU 2018-12 - Targeted improvements to the accounting for long-duration insurance contracts | Cumulative effect adjustment
Recent Accounting Pronouncements
Increase (Decrease) Retained earnings, Pre-Tax				(153.0)
Increase (Decrease) Retained earnings, Tax				32.1
Increase (Decrease) Retained earnings, After-Tax				(120.9)
Increase (Decrease) Accumulated other comprehensive income, Pre-Tax				(5,129.3)
Increase (Decrease) Accumulated other comprehensive income, Tax				1,077.2
Increase (Decrease) Accumulated other comprehensive income, After-Tax				$ (4,052.1)